STOCK-BASED COMPENSATION - SCHEDULE OF CHANGES IN OUTSTANDING STOCK OPTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Balance at beginning of period (in shares)	7,283
Granted (in shares)	1,722	2,500	700
Exercised (in shares)	(740)
Forfeited (in shares)	(142)
Expired (in shares)	(65)
Balance at end of period (in shares)	8,058	7,283
Options exercisable (in shares)	4,170
Weighted Average Exercise Price
Balance at beginning of period (in usd per share)	$ 52.13
Granted (in usd per share)	46.25
Exercised (in usd per share)	34.90
Forfeited (in usd per share)	53.30
Expired (in usd per share)	55.31
Balance at end of period (in usd per share)	52.41	$ 52.13
Options exercisable (in usd per share)	$ 44.91
Weighted Average Remaining Contractual Term
Balance at end of period (in years)	6 years 8 months 12 days
Options exercisable (in years)	4 years 10 months 24 days
Aggregate Intrinsic Value
Balance at end of period	$ 120,681
Options exercisable	$ 87,865